Segment Information (Company's Segment Information, Continuing Operations) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 01, 2012
Segment Reporting Information [Line Items]
Operating revenues	$ 191,389,000	$ 210,535,000	$ 195,307,000	$ 182,672,000	$ 187,078,000	$ 202,320,000	$ 193,943,000	$ 178,552,000	$ 779,903,000	$ 761,893,000	$ 750,685,000	$ 680,677,000	$ 653,812,000
Operations and maintenance expense	74,121,000	72,374,000	70,375,000	71,686,000	73,724,000	71,631,000	70,412,000	67,794,000	288,556,000	283,561,000	270,042,000
Depreciation									123,054,000	118,414,000	110,927,000
Operating income	72,597,000	95,058,000	79,934,000	66,770,000	68,834,000	86,140,000	79,750,000	66,938,000	314,359,000	301,662,000	317,606,000
Interest expense, net of AFUDC									71,263,000	75,041,000	73,615,000
Income tax (benefit)									25,219,000	21,233,000	65,220,000	67,590,000	73,521,000
Income (loss) from continuing operations	48,954,000	67,711,000	54,818,000	42,401,000	46,254,000	62,749,000	53,004,000	40,864,000	213,884,000	202,871,000	181,837,000	139,675,000	114,409,000
Capital expenditures									328,605,000	307,908,000	347,098,000	324,360,000	306,216,000
Total Assets	5,406,752,000				5,051,817,000				5,406,752,000	5,051,817,000	4,858,517,000	4,348,420,000	4,072,466,000
Goodwill	31,184,000				28,223,000				31,184,000	28,223,000	28,152,000			1,679,000
Regulated [Member]
Segment Reporting Information [Line Items]
Operating revenues									756,057,000	744,527,000	732,955,000
Operations and maintenance expense									274,754,000	269,804,000	256,902,000
Depreciation									122,728,000	118,592,000	112,299,000
Operating income									305,333,000	300,779,000	314,057,000
Interest expense, net of AFUDC									66,972,000	68,560,000	66,882,000
Income tax (benefit)									24,792,000	24,911,000	65,974,000
Income (loss) from continuing operations									213,890,000	207,509,000	181,622,000
Capital expenditures									325,943,000	307,032,000	345,789,000
Total Assets	5,195,191,000				4,893,573,000				5,195,191,000	4,893,573,000	4,561,925,000
Goodwill	24,564,000				24,102,000				24,564,000	24,102,000	24,031,000
Other [Member]
Segment Reporting Information [Line Items]
Operating revenues									23,846,000	17,366,000	17,730,000
Operations and maintenance expense									13,802,000	13,757,000	13,140,000
Depreciation									326,000	(178,000)	(1,372,000)
Operating income									9,026,000	883,000	3,549,000
Interest expense, net of AFUDC									4,291,000	6,481,000	6,733,000
Income tax (benefit)									427,000	(3,678,000)	(754,000)
Income (loss) from continuing operations									(6,000)	(4,638,000)	215,000
Capital expenditures									2,662,000	876,000	1,309,000
Total Assets	211,561,000				158,244,000				211,561,000	158,244,000	296,592,000
Goodwill	$ 6,620,000				$ 4,121,000				$ 6,620,000	$ 4,121,000	$ 4,121,000